UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES - Costs Incurred (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Property acquisition costs, proved	$ 179,662	$ 4,335	$ 23,873
Property acquisition costs, unproved	44,121	1,244	2,815
Exploration costs	4,257	2,949	1,650
Development costs	177,531	115,120	61,131
Capitalised costs incurred	405,571	$ 123,648	89,469
Development costs associated with non-producing wells in progress	$ 13,200		$ 5,000
Number of wells in progress | item		0